CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net loss	$ (8,723)	$ (39,407)	$ (29,987)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,395	2,135	1,855
Share-based compensation	2,317	3,196	2,518
Exchange loss on offshore bank accounts	120	938	1,556
Loss (gain) from equity method investment	(17)	34
Inventory write down	3,286	1,890	1,206
Changes in operating assets and liabilities:
Accounts receivable	(1,707)	(246)	(447)
Inventories	(2,642)	(3,326)	(4,000)
Prepaid expenses and other current assets	(4,659)	106	3,639
Long-term rental deposit	(2)	33	(79)
Accounts payable	(6,813)	4,117	6,567
Advances from customers	476	(2,697)	818
Accrued expenses and other current liabilities	1,635	(4,674)	9,465
Net cash used in operating activities	(15,334)	(37,901)	(6,889)
Cash flows from investing activities
Purchases of property and equipment	(334)	(769)	(2,576)
Maturity of term deposit		43,054	157,519
Purchase of term deposit		(37,708)	(84,855)
Withdrawal (deposit) in restricted cash	47	661	(907)
Payment for long term investment		(2,100)
Net cash provided by (used in) investing activities	(287)	3,138	69,181
Cash flows from financing activities
Proceeds from exercise of share options	22	122	230
Net proceeds from offering upon private placement	75,423
Repurchases of ordinary shares	(810)	(9,346)	(10,650)
Net cash (used in) provided by financing activities	74,635	(9,224)	(10,420)
Net increase (decrease) in cash and cash equivalents	59,014	(43,987)	51,872
Effect of exchange rate changes on cash and cash equivalents	(398)	(470)	(259)
Cash and cash equivalents at beginning of year	30,901	75,358	23,745
Cash and cash equivalents at end of year	89,517	30,901	75,358
Supplemental cash flow information:
Income taxes paid	$ (54)	$ (49)	$ (70)